SIGNIFICANT ACCOUNTING POLICIES - Supplier Concentration (Details) - Supplier Concentration Risk	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Company F
Concentration Risk [Line Items]
Concentration risk, percentage		10.50%
Company E
Concentration Risk [Line Items]
Concentration risk, percentage	15.10%	13.50%